STATEMENT OF STOCKHOLDERS' DEFICIT - USD ($)	Common Stock	Additional Paid-In Capital (Deficiency)	Share Subscription Receivable	Accumulated Deficit	Total
Balance at Aug. 31, 2014	$ 114,098	$ (98,758)	$ (2,500)	$ (47,383)	$ (34,543)
Balance (in shares) at Aug. 31, 2014	114,097,796
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss				(164)	(164)
Balance at Aug. 31, 2015	$ 114,098	(98,758)	(2,500)	(47,547)	$ (34,707)
Balance (in shares) at Aug. 31, 2015	114,097,796
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued for acquisition of intellectual property	$ 40,000	(40,000)
Stock issued for acquisition of intellectual property (in shares)	40,000,000				40,000,000
Stock cancellation	$ (80,000)	80,000
Stock cancellation (in shares)	(80,000,000)
Contributed capital		37,557			$ 37,557
Founder's shares subscription reversed			$ 2,500		2,500
Stock options		72,309			72,309
Net Loss				(168,323)	(168,323)
Balance at Aug. 31, 2016	$ 74,098	$ 51,108		$ (215,870)	(90,664)
Balance (in shares) at Aug. 31, 2016	74,097,796
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Loss					(27,068,248)
Balance at May. 31, 2017					$ 27,255